Basis of Presentation and Going Concern (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 22, 2024	Jan. 10, 2024	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023
Basis of Presentation and Going Concern [Line Items]
Inflation rate	100.00%
Net losses		$ (33,814,719)	$ (14,245,878)	$ (14,472,494)
Accumulated losses		73,545,935
Cash		14,865,777
borrowing amount							$ 35,500,000	$ 2,300,000	$ 1,000,000	$ 1,000,000
Loan commitment amount		40,000,000
Exercise option principal amount		$ 15,000,000
Subsequent Event [Member]
Basis of Presentation and Going Concern [Line Items]
Loan commitment amount						$ 5,000,000
DLD Asset Management L.P [Member] | Subsequent Event [Member]
Basis of Presentation and Going Concern [Line Items]
Loan commitment amount					$ 7,500,000